EQUITY - Narratives (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2025 USD ($) vote class shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Number of classes of shares | class		5
Proceeds from issuance of preferred units | $		$ 1,274	$ 510	$ 603
BPY Fair Value LTIP Unit Plan | Restricted Stock Units (RSUs)
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)		482,384	522,649	772,537
Limited partners
Disclosure of classes of share capital [line items]
Proportion of voting rights held by non-controlling interests		49.00%
Preferred equity
Disclosure of classes of share capital [line items]
Proceeds from issuance of preferred units | $					$ 288	$ 722
Share issue related cost | $					$ 9	$ 24
Issued capital | $		$ 699	$ 699
Series 1, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Number of shares/units issued						7,360,000
Par value per share (in dollars per share) | $ / shares						$ 25.00
Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Number of shares/units issued						10,000,000
Par value per share (in dollars per share) | $ / shares						$ 25.00
5.750% Class A Cumulative Redeemable Perpetual Units, Series 3
Disclosure of classes of share capital [line items]
Number of shares/units issued	11,500,000				11,500,000
Par value per share (in dollars per share) | $ / shares	$ 25.00				$ 25.00
Coupon rate (as a percentage)	5.75%
General partner
Disclosure of classes of share capital [line items]
Proportion of voting rights held by non-controlling interests		1.00%
Shares outstanding (in shares)		138,875	138,875	138,875
Limited partners
Disclosure of classes of share capital [line items]
Number of votes | vote		1
Shares outstanding (in shares)		410,493,281	351,213,678	321,046,797
Redeemable and Exchangeable Units
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)		727,328,582	621,406,758	567,854,792
Special LP Units
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)		6,147,901	6,147,901	5,797,155
FV LTIP of the Operating Partnership
Disclosure of classes of share capital [line items]
Award vesting period		5 years